Capital Stock (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital and Share-based Payment Arrangements [Abstract]
Disclosure of Detailed Information About Capital Transactions	Capital transactions:

Number of shares (in millions)	SVS	MVS
Issued and outstanding at December 31, 2020	110.5	18.6
Issued from treasury(i)	0.03	—
Cancelled under normal course issuer bid (NCIB)	(4.4)	—
Issued and outstanding at December 31, 2021	106.1	18.6
Issued from treasury(i)	0.07	—
Cancelled under NCIB	(3.14)	—
Issued and outstanding at December 31, 2022	103.0	18.6
Issued from treasury(i)	0.05	—
Cancelled under NCIB	(2.7)	—
Conversion of MVS into SVS in connection with the Secondary Offerings	18.6	(18.6)
Issued and outstanding at December 31, 2023	119.0	—
(i)     In 2023, 0.03 million SVS (2022 — 0.02 million; 2021 — 0.02 million) were issued from treasury upon the exercise of stock options for aggregate cash proceeds of $0.3 (2022 — $0.2; 2021 — $0.2). In 2023, we issued 0.02 million (2022 — 0.05 million; 2021 — 0.01 million) SVS from treasury with an ascribed value of $0.2 (2022 — $0.4; 2021 — $0.1) upon the vesting of certain RSUs. We settled other RSUs and PSUs with SVS purchased in the open market (described below).

Disclosure of Repurchase and Reverse Repurchase Agreements
Information regarding share repurchase activities, including SVS purchases for cancellation under NCIB ASPPs and for SBC plan delivery obligations under SBC ASPPs, for the years indicated is set forth below:

	Year ended December 31
	2021	2022	2023

Aggregate cost (1) of SVS repurchased for cancellation (2)	$35.9	$34.6	$35.6
Number of SVS repurchased for cancellation (in millions) (3)	4.4	3.4	2.6
Weighted average price per share for repurchases	$8.21	$10.45	$13.83
Aggregate cost (1) of SVS repurchased for delivery under SBC plans(4)	$20.6	$44.9	$82.3
Number of SVS repurchased for delivery under SBC plans (in millions)(5)	1.9	3.9	3.7
(1)         Includes transaction fees.
(2)     For 2021, excludes the $7.5 2021 NCIB Accrual; for 2023, excludes the $2.7 2023 NCIB Accrual.
(3)    Includes 0.9 million, 2.5 million and 2.8 million repurchases of SVS for cancellation under NCIB ASPPs in 2023, 2022 and 2021, respectively.
(4)     For 2021, excludes the $33.8 2021 SBC Accrual; for 2023, excludes the $7.5 2023 SBC Accrual.
(5)     Includes 3.7 million, 3.9 million and 0.7 million repurchases of SVS for SBC delivery obligations under SBC ASPPs in 2023, 2022 and 2021, respectively.

	December 31
	2021	2022	2023
Number of SVS held by trustee for delivery under SBC plans (1)(2) (in millions)	1.4	1.5	3.3
Value of SVS held by trustee for delivery under SBC plans (2)	$15.1	$16.7	$72.6
(1)     For accounting purposes, we classify these shares as treasury stock until they are delivered pursuant to the plans.
(2)     The number and value of SVS held in 2021 and 2023 exclude the 2021 SBC Accrual and the 2023 SBC Accrual, respectively.

Additional Information About Share-based Payment Arrangements
Information regarding employee SBC expense and TRS FVAs for the years indicated is set forth below:

	Year ended December 31
	2021	2022	2023
Employee SBC expense in cost of sales	$13.0	$20.3	$22.6
Employee SBC expense in SG&A	20.4	30.7	33.0
Total employee SBC expense	$33.4	$51.0	$55.6

TRS FVAs (gains) in cost of sales	$—	$—	$(18.6)
TRS FVAs (gains) in SG&A	—	—	(27.0)
Total TRS FVAs (gains)	$—	$—	$(45.6)

Combined effect of employee SBC expense and TRS FVAs	$33.4	$51.0	$10.0

Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options	Stock option grants and exercises were as follows for the years indicated:

	Number of Options	Weighted Average Exercise Price*
	(in millions)
Outstanding at January 1, 2021	0.34	$12.78
Granted	0.09	$10.58
Exercised	(0.02)	$6.54
Outstanding at December 31, 2021	0.41	$12.70
Exercised	(0.02)	$6.36
Outstanding at December 31, 2022	0.39	$12.38
Exercised	(0.02)	$10.58
Outstanding at December 31, 2023	0.37	$12.72

Disclosure of Range of Exercise Prices of Outstanding Share Options	The following stock options* were outstanding as at December 31, 2023:

Range of Exercise Prices	Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Life of Outstanding Options	Exercisable Options	Weighted Average Exercise Price
	(in millions)		(years)	(in millions)
$10.58 to $13.23	0.4	12.72	2.8	0.3	$13.03
* The exercise prices were determined by converting the grant date fair value into U.S. dollars at the 2023 year-end exchange rate.
Equity Instruments Other than Options, Measurement Inputs
The assumptions used in the measurement of the grant date fair values of PSUs were as follows:

	Year ended December 31
	2021	2022	2023
Expected volatility	49%	52%	53%
Expected life	3 years	3 years	3 years
Risk-free interest rate (based on 3-year Treasury bonds)	0.2%	1.4%	3.9%

Disclosure of Detailed Information About RSU and PSU Transactions	Information regarding aggregate RSU, PSU and stock option grants to employees, as applicable, for the years indicated is set forth below:

	Year ended December 31
	2021	2022	2023
RSUs Granted:
Number of awards (in millions)	3.0	2.0	2.0
Weighted average grant date fair value per unit	$8.36	$12.17	$13.20
PSUs Granted:
Number of awards (in millions, representing 100% of target)	2.9	1.3	1.3
Weighted average grant date fair value per unit	$9.49	$14.27	$15.06
Stock Options Granted:
Number of awards (in millions)	0.1	—	—
Weighted average grant date fair value per option	$4.22	$—	$—
	December 31
	2021	2022	2023
Number of outstanding RSUs (in millions)	4.6	3.8	3.2
Number of outstanding PSUs (in millions, representing 100% of target granted)	6.1	5.1	4.6